BOND PAYABLE (Details Textual)	1 Months Ended	12 Months Ended
	May 21, 2014 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) shares	Feb. 29, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt		$ 0	$ 238,000,000	$ 0
Debt Related Commitment Fees and Debt Issuance Costs	$ 5,277,058
Payments for Derivative Instrument, Financing Activities		22,885,000
Interest Expense		16,640,329	13,144,561	$ 7,499,323
Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Option Indexed to Issuer's Equity, Indexed Shares | shares	52,712,642
Payments for Derivative Instrument, Financing Activities	$ 22,885,000
American Depository Shares [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 214,424,000	$ 4,501,000
Debt Conversion, Converted Instrument, Shares Issued | shares		49,142,340	1,027,386
American Depository Shares [Member] | Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Adjusted Cap Price | $ / shares		$ 5.87
Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	230,000,000
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Proceeds from Issuance of Long-term Debt	$ 224,722,942
Debt Instrument Repurchase Price As Percentage To The Principal Amount	100.00%
Debt Instrument, Fair Value Disclosure		$ 96,054,582
Interest Expense		$ 2,464,804	$ 7,539,778
Notes [Member] | American Depository Shares [Member]
Debt Instrument [Line Items]
Debt Instrument Principal Amount Denomination For Conversion Into Stock	$ 1,000
Debt Instrument, Convertible, Conversion Ratio		229.1856
Adjusted Conversion Price | $ / shares		$ 4.36